SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 4, 1999
             FOR THE PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY

The disclosure on page 6 of the prospectus under the heading "Owner Transaction Expenses" has been replaced with the following:

         Owner Transaction Expenses

               Withdrawal Charge:
               None

               Transfer Fee:
               No charge for first 15 transfers in a contract year; thereafter, the fee is $25 per transfer.

               Contract Maintenance Charge:
               $50 per contract per year

This Supplement is dated February 5, 1999.